OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS - Tax credit remainder (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2021 CLP ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 BRL (R$)
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Value of PIS and Cofins		R$ 7,623
Value of PIS and Cofins transferred to shareholders	$ 30,830,785			R$ 170,176	$ 27,309,519	R$ 166,491
Rio De Janeiro Refrescos Ltda
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Unduly collection of taxes	$ 100,550,000	613,000	$ 92,783,000
Unduly collection of taxes related to capital		370,000
Unduly collection of taxes related to interest and monetary restatement		243,000
Ex-Companhia De Bebidas Ipiranga
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Unduly collection of taxes		162,588
Unduly collection of taxes related to capital		80,177
Unduly collection of taxes related to interest and monetary restatement		R$ 82,411
Deferred tax liability recorded				R$ 55,280